Portfolio of Investments
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 32.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	12,964,984	12,956,690
ACC Trust(a)
Series 2021-1 Class A
11/20/2023	0.740%	3,820,010	3,817,408
Affirm Asset Securitization Trust(a)
Series 2021-A Class A
08/15/2025	0.880%	19,050,000	19,061,074
Subordinated Series 2021-A Class B
08/15/2025	1.060%	3,250,000	3,246,576
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	4,204,175	4,236,237
Series 2020-2 Class A
12/13/2023	1.650%	57,961	57,988
Series 2021-1 Class A
05/13/2024	0.350%	3,610,089	3,610,003
Series 2021-2 Class A
10/15/2024	0.370%	819,954	819,717
Series 2021-3 Class A
06/13/2025	0.330%	10,095,737	10,085,513
Subordinated Series 2018-2 Class D
07/10/2024	4.070%	2,206,660	2,234,354
Subordinated Series 2019-1 Class D
04/14/2025	3.810%	2,475,000	2,528,734
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	11,100,000	11,162,560
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	4,750,000	4,758,580
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	4,275,000	4,326,325
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class A2A
12/18/2023	0.600%	327,392	327,545
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	12,519,882	12,520,935
Avant Loans Funding Trust(a)
Series 2020-REV1 Class A
05/15/2029	2.170%	7,300,000	7,318,732
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	4,166,667	4,171,786
Series 2017-1A Class A
09/20/2023	3.070%	8,520,000	8,673,899
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-2A Class A
03/20/2024	2.970%	18,780,000	19,317,365
Series 2019-1A Class A
03/20/2023	3.450%	12,266,667	12,350,238
BCC Funding XVII LLC(a)
Series 2020-1 Class A2
08/20/2025	0.910%	3,369,176	3,376,133
Carmax Auto Owner Trust
Series 2019-3 Class A3
08/15/2024	2.180%	1,687,676	1,706,893
CarMax Auto Owner Trust
Series 2020-2 Class A3
11/15/2024	1.700%	6,398,434	6,451,777
CarNow Auto Receivables Trust(a)
Series 2021-1A Class A
10/15/2024	0.970%	7,171,799	7,173,870
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	13,212,340	13,161,104
Series 2021-N2 Class A1
03/10/2028	0.320%	10,050,708	10,043,842
Series 2021-N3 Class A1
06/12/2028	0.350%	14,287,001	14,268,428
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class B
04/15/2024	2.510%	14,201,117	14,262,227
CCG Receivables Trust(a)
Series 2019-1 Class A2
09/14/2026	2.800%	1,066,443	1,073,628
Series 2019-2 Class A2
03/15/2027	2.110%	1,693,971	1,709,160
Series 2020-1 Class A2
12/14/2027	0.540%	7,344,867	7,346,359
Series 2021-1 Class A2
06/14/2027	0.300%	8,494,193	8,469,927
Chase Auto Credit Linked Notes(a)
Subordinated Series 2020-2 Class B
02/25/2028	0.840%	13,582,371	13,586,986
Subordinated Series 2020-2 Class C
02/25/2028	1.140%	2,102,034	2,106,147
Chase Auto Credit-Linked Notes(a)
Subordinated Series 2020-1 Class B
01/25/2028	0.991%	3,445,024	3,450,197
CIG Auto Receivables Trust(a)
Series 2020-1A Class A
10/12/2023	0.680%	2,721,637	2,722,563
Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNH Equipment Trust
Series 2018-A Class A4
04/15/2025	3.300%	1,270,000	1,284,182
Credit Acceptance Auto Loan Trust(a)
Series 2019-1A Class A
02/15/2028	3.330%	2,212,279	2,215,195
Series 2020-1A Class A
02/15/2029	2.010%	4,860,000	4,918,959
Series 2020-2A Class A
07/16/2029	1.370%	3,250,000	3,275,160
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	6,532,667	6,520,971
Crossroads Asset Trust(a)
Series 2021-A Class A2
03/20/2024	0.820%	3,265,113	3,265,978
Dell Equipment Finance Trust(a)
Series 2020-1 Class A2
06/22/2022	2.260%	5,335,959	5,355,717
Dext ABS LLC(a)
Series 2020-1 Class A
02/16/2027	1.460%	13,058,449	13,091,791
Discover Card Execution Note Trust
Series 2019-A1 Class A1
07/15/2024	3.040%	3,350,000	3,369,318
DLL LLC(a)
Series 2018-ST2 Class A4
06/20/2024	3.590%	3,563,311	3,570,140
Series 2019-DA1 Class A3
04/20/2023	2.890%	2,223,350	2,230,794
Series 2019-MT3 Class A3
02/21/2023	2.080%	25,015,785	25,124,934
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	443,714	447,223
Subordinated Series 2018-1 Class D
05/15/2024	3.810%	1,031,353	1,039,970
Subordinated Series 2018-3 Class D
09/16/2024	4.300%	4,554,971	4,624,658
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	5,375,191	5,485,614
Subordinated Series 2020-1 Class B
07/15/2024	2.080%	9,737,246	9,757,103
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	7,257,280	7,321,100
Series 2020-1A Class A
09/15/2023	1.940%	50,926	50,926
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2A Class B
03/16/2026	2.080%	2,500,000	2,524,017
Series 2020-2A Class C
03/16/2026	3.280%	3,000,000	3,109,710
Series 2020-3A Class A
04/15/2024	0.540%	2,148,234	2,149,440
Series 2021-1A Class A
01/15/2025	0.350%	3,559,926	3,558,995
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	12,000,000	12,151,554
Enterprise Fleet Financing LLC(a)
Series 2019-1 Class A2
10/20/2024	2.980%	3,727,560	3,743,979
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	6,234,883	6,274,353
Series 2020-2A Class B
07/15/2024	2.080%	13,269,812	13,323,192
Series 2020-2A Class C
05/15/2025	3.280%	18,000,000	18,411,559
Exeter Automobile Receivables Trust
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	14,895,000	14,896,138
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	8,489,981	8,461,081
Series 2021-2A Class A
12/15/2026	0.830%	17,445,205	17,369,606
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	27,974,585	27,880,054
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	1,991,982	1,991,168
Series 2021-3 Class A
07/15/2027	0.360%	32,389,007	32,320,488
Ford Credit Auto Lease Trust
Series 2019-B Class A3
10/15/2022	2.220%	1,639	1,639
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	14,499,000	14,593,425
Series 2017-2 Class A
03/15/2029	2.360%	1,000,000	1,017,493
Ford Credit Floorplan Master Owner Trust
Series 2019-1 Class A
03/15/2024	2.840%	7,636,000	7,710,524

2	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust A
Series 2019-3 Class A1
09/15/2024	2.230%	22,975,000	23,355,450
Foursight Capital Automobile Receivables Trust(a)
Series 2021-1 Class A2
08/15/2024	0.400%	7,276,429	7,277,807
Freed ABS Trust(a)
Series 2021-1CP Class A
03/20/2028	0.660%	3,015,513	3,015,662
FREED ABS Trust(a)
Series 2021-2 Class A
06/19/2028	0.680%	12,186,420	12,188,258
Series 2021-3FP Class A
11/20/2028	0.620%	7,650,000	7,646,439
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	8,325,000	8,279,461
GLS Auto Receivables Issuer Trust(a)
Series 2019-4A Class A
11/15/2023	2.470%	1,209,718	1,212,037
Series 2020-1A Class A
02/15/2024	2.170%	996,832	999,961
Series 2020-2A Class A
08/15/2024	1.580%	7,809,202	7,836,373
Series 2020-3A Class B
08/15/2024	1.380%	8,250,000	8,278,928
Subordinated Series 2019-3A Class B
06/17/2024	2.720%	8,969,456	9,040,714
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	4,500,000	4,558,901
Subordinated Series 2020-4A Class B
12/16/2024	0.870%	20,000,000	20,024,628
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	9,050,000	9,013,960
GM Financial Automobile Leasing Trust
Series 2019-3 Class A4
07/20/2023	2.030%	3,044,006	3,047,920
Series 2020-2 Class A2A
10/20/2022	0.710%	289,102	289,258
GM Financial Consumer Automobile Receivables Trust
Series 2018-3 Class A3
05/16/2023	3.020%	564,245	567,336
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2021-1 Class A2
06/15/2023	0.270%	5,000,000	4,998,324
Harley-Davidson Motorcycle Trust
Series 2021-A Class A2
04/15/2024	0.220%	3,038,984	3,038,343
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2019-1 Class A3
03/20/2023	2.830%	642,439	647,496
HPEFS Equipment Trust(a)
Series 2019-1A Class B
09/20/2029	2.320%	1,512,000	1,516,558
Series 2020-1A Class A2
02/20/2030	1.730%	199,456	199,588
Series 2020-2A Class A2
07/22/2030	0.650%	8,465,843	8,469,066
Hyundai Auto Receivables Trust
Series 2020-A Class A2
04/17/2023	1.510%	1,664,332	1,668,778
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	12,031,977	12,023,370
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	4,179,073	4,176,415
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	12,233,214	12,195,844
Series 2021-3 Class C
02/26/2029	0.860%	4,990,780	4,975,579
Kubota Credit Owner Trust(a)
Series 2020-1A Class A2
12/15/2022	1.920%	991,057	992,349
Lendbuzz Securitization Trust(a),(b),(c)
Series 2021-1A Class A
06/15/2026	1.460%	29,325,000	29,322,578
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	37,530,728	37,523,928
Series 2021-B Class A
02/15/2029	1.110%	30,450,000	30,411,170
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	8,213,832	8,186,751
Marlette Funding Trust(a)
Series 2021-1A Class A
06/16/2031	0.600%	4,001,858	4,002,347
Series 2021-2A Class A
09/15/2031	0.510%	23,573,804	23,561,708
MMAF Equipment Finance LLC(a)
Series 2016-AA Class A4
01/17/2023	1.760%	12,160	12,168
Series 2017-B Class A4
11/15/2024	2.410%	875,387	881,264

Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-A Class A2
04/09/2024	0.740%	934,931	936,857
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	3,953,935	4,012,476
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2020-APT1 Class AT1
12/16/2052	1.035%	10,500,000	10,425,171
Subordinated Series 2020-APT1 Class DT1
12/16/2052	1.999%	3,750,000	3,726,638
NextGear Floorplan Master Owner Trust(a)
Series 2019-1A Class A2
02/15/2024	3.210%	10,856,000	10,943,925
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	5,644,000	5,714,240
NextGear Floorplan Master Owner Trust(a),(d)
Series 2020-1A Class A1
1-month USD LIBOR + 0.800% 02/15/2025	0.890%	8,575,000	8,639,325
Nissan Auto Receivables Trust
Series 2020-A Class A2
12/15/2022	1.450%	144,486	144,544
NMEF Funding LLC(a)
Series 2019-A Class A
08/17/2026	2.730%	644,029	645,883
Series 2021-A Class A2
12/15/2027	0.810%	30,000,000	29,945,061
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	7,890,000	7,858,798
Octane Receivables Trust(a)
Series 2020-1A Class A
02/20/2025	1.710%	16,108,006	16,227,282
Octane Receivables Trust(a),(e)
Series 2021-2A Class A
09/20/2028	1.210%	17,900,000	17,889,426
OneMain Direct Auto Receivables Trust(a)
Series 2018-1A Class A
12/16/2024	3.430%	2,872,344	2,875,173
Subordinated Series 2018-1A Class C
10/14/2025	3.850%	6,715,000	6,744,780
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,207,029	2,205,170
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	11,250,000	11,223,183
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class A
05/17/2027	2.100%	7,377,178	7,414,505
Series 2021-1 Class A
11/15/2027	1.180%	24,573,902	24,601,783
Series 2021-3 Class A
05/15/2029	1.150%	31,450,000	31,401,913
Pawnee Equipment Receivables(a)
Series 2021-1 Class A1
10/17/2022	0.302%	19,075,000	19,069,789
Prestige Auto Receivables Trust(a)
Subordinated Series 2019-1A Class B
01/16/2024	2.530%	7,170,100	7,196,336
Santander Drive Auto Receivables Trust
Series 2021-1 Class A3
09/16/2024	0.320%	14,900,000	14,899,014
Series 2021-3 Class A2
05/15/2024	0.290%	10,800,000	10,797,052
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	11,417,000	11,529,829
SCF Equipment Leasing(a)
Series 2019-2A Class A1
06/20/2024	2.220%	1,964,175	1,973,165
SCF Equipment Leasing LLC(a)
Series 2020-1A Class A2
10/20/2025	0.680%	5,585,965	5,588,681
Series 2021-1A Class A2
08/20/2026	0.420%	14,758,709	14,747,580
SoFi Consumer Loan Program LLC(a)
Subordinated Series 2017-6 Class B
11/25/2026	3.520%	1,745,731	1,755,600
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	2,976,123	2,994,946
Series 2019-3 Class A
05/25/2028	2.900%	32,494	32,541
Series 2019-4 Class A
08/25/2028	2.450%	661,954	663,580
Series 2020-1 Class A
01/25/2029	2.020%	1,255,161	1,262,210
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	2,318,621	2,324,232
Series 2021-1A Class A
12/15/2027	1.210%	19,995,009	19,959,712
Toyota Auto Receivables Owner Trust
Series 2020-B Class A2
12/15/2022	1.380%	383,778	383,778

4	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricolor Auto Securitization Trust(a)
Series 2021-1A Class A
04/15/2024	0.740%	7,887,578	7,884,575
Subordinated Series 2021-1A Class B
06/17/2024	1.000%	2,450,000	2,443,585
United Auto Credit Securitization Trust(a)
Series 2020-1 Class B
11/10/2022	1.470%	1,166,855	1,167,111
Series 2021-1 Class A
07/10/2023	0.340%	5,265,435	5,264,625
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	3,599,095	3,628,414
Series 2021-ST2 Class A
04/20/2027	2.500%	2,311,650	2,327,917
Series 2021-ST6 Class A
08/20/2027	1.850%	6,512,037	6,482,248
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	6,131,342	6,152,478
Series 2021-1 Class A
03/20/2031	0.870%	6,396,750	6,396,031
Series 2021-3 Class A
07/20/2031	0.830%	36,321,499	36,296,510
US Auto Funding(a)
Series 2021-1A Class A
07/15/2024	0.790%	17,329,995	17,299,011
Verizon Owner Trust
Series 2018-A Class A1A
04/20/2023	3.230%	598,045	599,843
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class A2A
02/15/2024	0.930%	5,211,190	5,219,866
Subordinated Series 2019-1A Class C
03/15/2024	3.450%	7,862,991	7,886,974
Subordinated Series 2019-2A Class C
07/15/2024	2.840%	12,400,000	12,490,341
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	6,661,645	6,678,741
World Omni Auto Receivables Trust
Series 2018-B Class A4
06/17/2024	3.030%	1,750,000	1,778,014
Series 2018-D Class A3
04/15/2024	3.330%	881,499	890,552
Series 2020-A Class A3
01/17/2023	1.700%	8,125,000	8,196,462
Series 2021-A Class A2
02/15/2024	0.170%	4,129,176	4,126,890
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-C Class A3
11/15/2023	3.130%	1,593,556	1,605,322
World Omni Automobile Lease Securitization Trust
Series 2019-B Class A3
11/15/2022	2.030%	6,526,122	6,548,367
World Omni Select Auto Trust
Series 2020-A Class A2
06/17/2024	0.470%	2,080,796	2,081,626
Total Asset-Backed Securities — Non-Agency (Cost $1,343,646,440)			1,340,566,046

Commercial Mortgage-Backed Securities - Non-Agency 0.3%

JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	640,878	648,996
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	852,446	856,021
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.965%	11,000,000	10,986,876
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	376,123	375,979
Series 2012-C8 Class ASB
08/15/2045	2.559%	183,444	183,385
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $13,042,167)			13,051,257

Corporate Bonds & Notes 50.7%

Aerospace & Defense 1.5%
Boeing Co. (The)
02/04/2023	1.167%	20,190,000	20,214,041
L3Harris Technologies, Inc.(d)
3-month USD LIBOR + 0.750% 03/10/2023	0.866%	5,219,000	5,242,776
L3Harris Technologies, Inc.
06/15/2023	3.850%	15,240,000	15,975,299
Raytheon Technologies Corp.
03/15/2024	3.200%	20,000,000	21,022,394
Total			62,454,510
Automotive 0.8%
Toyota Motor Credit Corp.(d)
3-month USD LIBOR + 0.390% 01/11/2023	0.511%	10,947,000	10,982,285

Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.
06/14/2024	0.500%	23,000,000	22,698,027
Total			33,680,312
Banking 18.3%
American Express Co.(d)
3-month USD LIBOR + 0.750% 08/03/2023	0.868%	27,088,000	27,350,112
Australia & New Zealand Banking Group Ltd.(a),(d)
3-month USD LIBOR + 0.580% 11/09/2022	0.705%	20,665,000	20,766,198
Bank of America Corp.(d)
3-month USD LIBOR + 0.430% 05/28/2024	0.529%	39,906,000	39,996,188
Bank of Montreal(d)
SOFR + 0.265% 09/15/2023	0.315%	29,000,000	29,011,209
Bank of New York Mellon Corp. (The)(d)
3-month USD LIBOR + 1.050% 10/30/2023	1.179%	25,992,000	26,230,491
Bank of Nova Scotia (The)(d)
SOFR + 0.380% 07/31/2024	0.430%	28,150,000	28,193,155
Canadian Imperial Bank of Commerce(d)
3-month USD LIBOR + 0.720% 06/16/2022	0.838%	15,175,000	15,238,907
3-month USD LIBOR + 0.660% 09/13/2023	0.774%	8,363,000	8,446,504
Citigroup, Inc.(d)
3-month USD LIBOR + 1.100% 05/17/2024	1.224%	40,000,000	40,512,846
Commonwealth Bank of Australia(a),(d)
3-month USD LIBOR + 0.820% 06/04/2024	0.936%	15,054,000	15,291,972
Cooperatieve Rabobank UA(d)
3-month USD LIBOR + 0.480% 01/10/2023	0.601%	25,152,000	25,273,531
Discover Bank
02/06/2023	3.350%	20,000,000	20,624,779
DNB Bank ASA(a),(d)
3-month USD LIBOR + 0.620% 12/02/2022	0.740%	24,597,000	24,740,235
Goldman Sachs Group, Inc. (The)(d)
3-month USD LIBOR + 1.600% 11/29/2023	1.721%	38,000,000	38,986,817
HSBC Holdings PLC(f)
08/17/2024	0.732%	28,387,000	28,266,960
JPMorgan Chase & Co.(f)
04/01/2023	3.207%	39,450,000	39,886,191
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Bank PLC
08/14/2022	2.250%	976,000	990,661
Morgan Stanley(d)
3-month USD LIBOR + 1.220% 05/08/2024	1.345%	33,000,000	33,482,211
National Australia Bank Ltd.(a),(d)
3-month USD LIBOR + 0.410% 12/13/2022	0.524%	25,320,000	25,416,580
PNC Bank NA(d)
3-month USD LIBOR + 0.500% 07/27/2022	0.635%	24,717,000	24,791,387
Royal Bank of Canada(d)
3-month USD LIBOR + 0.360% 01/17/2023	0.482%	28,417,000	28,498,490
Skandinaviska Enskilda Banken AB(a),(d)
3-month USD LIBOR + 0.645% 12/12/2022	0.759%	23,060,000	23,199,440
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	21,045,000	21,063,953
Toronto-Dominion Bank (The)(d)
SOFR + 0.450% 09/28/2023	0.500%	27,446,000	27,581,932
Truist Bank(d)
SOFR + 0.200% 01/17/2024	0.250%	23,100,000	23,090,835
UBS AG(a)
06/01/2023	0.375%	10,000,000	9,952,837
02/09/2024	0.450%	17,675,000	17,476,872
US Bank NA(d)
3-month USD LIBOR + 0.170% 06/02/2023	0.265%	12,423,000	12,424,263
Wells Fargo & Co.(d)
3-month USD LIBOR + 1.230% 10/31/2023	1.359%	42,685,000	43,157,152
Westpac Banking Corp.(d)
3-month USD LIBOR + 0.390% 01/13/2023	0.512%	26,046,000	26,145,840
3-month USD LIBOR + 0.770% 02/26/2024	0.892%	1,378,000	1,396,793
Total			747,485,341
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital(d)
3-month USD LIBOR + 1.650% 02/01/2024	1.782%	18,827,000	19,281,483
Comcast Corp.(d)
3-month USD LIBOR + 0.630% 04/15/2024	0.754%	3,733,000	3,775,313

6	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(a)
11/26/2022	3.125%	18,202,000	18,729,219
Total			41,786,015
Chemicals 0.5%
DuPont de Nemours, Inc.(d)
3-month USD LIBOR + 1.110% 11/15/2023	1.235%	21,879,000	22,260,883
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	21,125,000	21,074,031
John Deere Capital Corp.(d)
3-month USD LIBOR + 0.550% 06/07/2023	0.666%	285,000	287,031
SOFR + 0.200% 10/11/2024	0.250%	20,000,000	20,049,277
Total			41,410,339
Diversified Manufacturing 1.2%
General Electric Co.
10/09/2022	2.700%	27,665,000	28,222,716
Honeywell International, Inc.(d)
3-month USD LIBOR + 0.370% 08/08/2022	0.495%	755,000	757,092
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	20,000,000	19,986,496
Total			48,966,304
Electric 4.5%
American Electric Power Co., Inc.
12/15/2022	2.950%	10,240,000	10,451,331
11/01/2023	0.750%	10,000,000	9,977,298
CenterPoint Energy, Inc.
09/01/2022	2.500%	17,939,000	18,206,810
Dominion Energy, Inc.(d)
3-month USD LIBOR + 0.530% 09/15/2023	0.646%	10,000,000	10,001,056
DTE Energy Co.
11/01/2022	2.250%	22,003,000	22,358,914
Duke Energy Corp.(d)
SOFR + 0.250% 06/10/2023	0.300%	10,905,000	10,905,611
Duke Energy Progress LLC(d)
3-month USD LIBOR + 0.180% 02/18/2022	0.305%	10,000,000	9,998,425
Eversource Energy(d)
SOFR + 0.250% 08/15/2023	0.300%	18,727,000	18,711,232
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi Power Co.(d)
SOFR + 0.300% 06/28/2024	0.350%	12,286,000	12,278,357
NextEra Energy Capital Holdings, Inc.(d)
SOFR + 0.540% 03/01/2023	0.590%	8,405,000	8,432,100
NextEra Energy Capital Holdings, Inc.(d),(e)
SOFR + 0.400% 11/03/2023	0.450%	10,975,000	10,979,695
PacifiCorp
02/01/2022	2.950%	6,508,000	6,508,000
PPL Electric Utilities Corp.(d)
SOFR + 0.330% 06/24/2024	0.380%	15,742,000	15,751,100
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	19,733,000	20,118,511
Total			184,678,440
Food and Beverage 1.8%
Campbell Soup Co.
03/15/2023	3.650%	18,998,000	19,719,779
ConAgra Foods, Inc.
01/25/2023	3.200%	13,686,000	14,025,679
Diageo Investment Corp.
05/11/2022	2.875%	12,000,000	12,155,914
PepsiCo, Inc.(d)
3-month USD LIBOR + 0.365% 05/02/2022	0.491%	10,875,000	10,891,627
Tyson Foods, Inc.
09/28/2023	3.900%	14,750,000	15,594,772
Total			72,387,771
Health Care 1.8%
Becton Dickinson and Co.
06/06/2024	3.363%	21,198,000	22,351,123
Cigna Corp.(d)
3-month USD LIBOR + 0.890% 07/15/2023	1.014%	20,407,000	20,637,406
CVS Health Corp.
12/01/2022	2.750%	7,300,000	7,432,968
Thermo Fisher Scientific, Inc.(d)
SOFR + 0.350% 04/18/2023	0.400%	23,800,000	23,800,334
Total			74,221,831
Healthcare Insurance 0.7%
Anthem, Inc.
12/01/2022	2.950%	21,712,000	22,229,205

Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
07/15/2022	3.350%	5,332,000	5,446,208
Total			27,675,413
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	8,848,000	8,819,573
Integrated Energy 1.2%
BP Capital Markets PLC
11/06/2022	2.500%	11,893,000	12,125,751
Chevron Corp.(d)
3-month USD LIBOR + 0.900% 05/11/2023	1.027%	1,392,000	1,409,579
Chevron USA, Inc.(d)
3-month USD LIBOR + 0.110% 08/12/2022	0.233%	9,130,000	9,128,758
3-month USD LIBOR + 0.200% 08/11/2023	0.327%	8,740,000	8,762,303
Exxon Mobil Corp.(d)
3-month USD LIBOR + 0.330% 08/16/2022	0.455%	2,300,000	2,305,611
Shell International Finance BV(d)
3-month USD LIBOR + 0.400% 11/13/2023	0.521%	15,539,000	15,628,278
Total			49,360,280
Life Insurance 1.7%
Five Corners Funding Trust(a)
11/15/2023	4.419%	3,190,000	3,422,952
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	15,139,000	15,036,079
New York Life Global Funding(a),(d)
SOFR + 0.220% 02/02/2023	0.270%	20,000,000	20,033,051
Pricoa Global Funding I(a)
09/21/2022	2.450%	5,165,000	5,260,944
Principal Life Global Funding II(a)
01/08/2024	0.500%	25,000,000	24,821,446
Total			68,574,472
Media and Entertainment 1.0%
Discovery Communications LLC
03/20/2023	2.950%	18,225,000	18,762,456
Walt Disney Co. (The)(d)
3-month USD LIBOR + 0.390% 03/04/2022	0.506%	22,427,000	22,452,943
3-month USD LIBOR + 0.390% 09/01/2022	0.510%	969,000	971,280
Total			42,186,679
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 2.1%
Enbridge, Inc.
10/04/2023	0.550%	19,000,000	18,941,895
Energy Transfer Partners LP
02/01/2023	3.600%	6,566,000	6,742,369
Enterprise Products Operating LLC
02/15/2024	3.900%	12,169,000	12,900,932
Kinder Morgan, Inc.
01/15/2023	3.150%	13,550,000	13,925,120
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	9,366,000	9,457,259
01/31/2023	2.850%	8,313,000	8,467,163
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	10,971,000	10,948,699
Williams Companies, Inc. (The)
08/15/2022	3.350%	5,884,000	5,973,435
Total			87,356,872
Pharmaceuticals 2.9%
AbbVie, Inc.(d)
3-month USD LIBOR + 0.650% 11/21/2022	0.781%	25,645,000	25,789,816
Amgen, Inc.
08/19/2023	2.250%	22,956,000	23,558,866
AstraZeneca PLC
05/26/2023	0.300%	30,994,000	30,901,748
Bristol-Myers Squibb Co.
11/13/2023	0.537%	15,000,000	14,983,754
Gilead Sciences, Inc.(d)
3-month USD LIBOR + 0.520% 09/29/2023	0.652%	16,000,000	15,997,345
Pfizer, Inc.
12/15/2021	2.200%	6,200,000	6,215,052
Roche Holdings, Inc.(a)
01/28/2022	1.750%	1,000,000	1,002,371
Total			118,448,952
Property & Casualty 1.1%
American International Group, Inc.
02/15/2024	4.125%	21,253,000	22,754,225
Chubb INA Holdings, Inc.
11/03/2022	2.875%	10,188,000	10,395,529
Loews Corp.
05/15/2023	2.625%	10,775,000	11,060,566
Total			44,210,320

8	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.5%
Canadian National Railway Co.
11/15/2022	2.250%	6,175,000	6,259,017
CSX Corp.
08/01/2024	3.400%	9,014,000	9,587,822
Union Pacific Corp.
06/08/2023	3.500%	4,244,000	4,429,728
Total			20,276,567
Refining 0.4%
Phillips 66(d)
3-month USD LIBOR + 0.620% 02/15/2024	0.745%	14,500,000	14,502,704
Technology 3.6%
Apple, Inc.(d)
3-month USD LIBOR + 0.500% 02/09/2022	0.625%	11,459,000	11,473,925
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	19,445,000	20,472,152
Fidelity National Information Services, Inc.
03/01/2023	0.375%	13,750,000	13,707,765
International Business Machines Corp.
05/13/2022	2.850%	3,719,000	3,769,954
Microchip Technology, Inc.(a)
02/15/2024	0.972%	18,629,000	18,522,346
NXP BV/Funding LLC(a)
09/01/2022	3.875%	15,753,000	16,160,658
Oracle Corp.
10/15/2022	2.500%	20,159,000	20,541,501
QUALCOMM, Inc.(d)
3-month USD LIBOR + 0.730% 01/30/2023	0.859%	20,600,000	20,761,391
RELX Capital, Inc.
03/16/2023	3.500%	20,384,000	21,124,604
Total			146,534,296
Transportation Services 0.6%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	18,035,000	18,639,695
United Parcel Service, Inc.(d)
3-month USD LIBOR + 0.380% 05/16/2022	0.505%	5,000,000	5,008,450
Total			23,648,145
Wireless 0.9%
American Tower Corp.
01/31/2023	3.500%	17,720,000	18,348,649
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Communications, Inc.(d)
3-month USD LIBOR + 0.600% 03/22/2022	0.725%	18,181,000	18,217,559
Total			36,566,208
Wirelines 1.4%
AT&T, Inc.(d)
3-month USD LIBOR + 1.180% 06/12/2024	1.294%	28,354,000	28,966,509
Verizon Communications, Inc.(d)
3-month USD LIBOR + 1.000% 03/16/2022	1.118%	29,854,000	29,941,348
Total			58,907,857
Total Corporate Bonds & Notes (Cost $2,078,153,557)			2,076,400,084

Foreign Government Obligations(g) 1.0%

Canada 1.0%
Province of Ontario
06/29/2022	2.450%	21,000,000	21,307,624
Province of Quebec
01/31/2022	2.375%	20,601,000	20,711,296
Total			42,018,920
Total Foreign Government Obligations (Cost $41,977,694)			42,018,920

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(d)
1-year CMT + 2.255% Cap 11.166% 02/01/2036	2.380%	37,401	39,588
Federal National Mortgage Association(d)
12-month USD LIBOR + 2.130% Floor 2.130%, Cap 10.130% 03/01/2034	2.505%	108,085	107,714
Total Residential Mortgage-Backed Securities - Agency (Cost $144,618)			147,302

Residential Mortgage-Backed Securities - Non-Agency 9.0%

Bellemeade Re Ltd.(a),(d)
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.189%	207,871	207,870
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.089%	5,482,539	5,500,748

Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.939%	6,150,000	6,221,071
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 03/25/2031	1.760%	16,000,000	16,136,394
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.050%	7,400,000	7,405,836
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.600%	863,183	863,182
BVRT Financing Trust(a),(c),(d)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.800%	10,328,732	10,328,732
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.836%	533,205	533,205
CFMT LLC(a),(b),(c),(h)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	17,406,409	17,406,409
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2019-IMC1 Class A1
07/25/2049	2.720%	1,726,409	1,730,365
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	598,235	599,453
Deephaven Residential Mortgage Trust(a)
CMO Series 2020-2 Class A1
05/25/2065	1.692%	2,653,958	2,661,942
Freddie Mac STACR REMIC Trust(a),(d)
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.949%	2,497,606	2,499,536
Freddie Mac Structured Agency Credit Risk REMIC Trust(a),(d)
CMO Series 2021-DNA1 Class M1
30-day Average SOFR + 0.650% 01/25/2051	0.699%	1,706,908	1,706,908
Home Re Ltd.(a),(d)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.050% 07/25/2033	1.139%	17,250,000	17,237,119
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mello Warehouse Securitization Trust(a),(d)
CMO Series 2020-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2053	0.989%	20,000,000	20,057,990
MFA Trust(a),(h)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	2,734,424	2,737,767
Mortgage Repurchase Agreement Financing Trust(a),(d)
CMO Series 2021-1 Class A1
1-month USD LIBOR + 0.500% 03/10/2022	0.611%	25,000,000	25,012,140
MRA Issuance Trust(a),(b),(c),(d)
CMO Series 2021-11 Class A1X
1-month USD LIBOR + 1.150% Floor 1.150% 01/25/2022	1.234%	15,000,000	15,000,000
MRA Issuance Trust(a),(d)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.336%	36,500,000	36,512,286
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	35,500,000	35,514,392
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	18,450,000	18,467,655
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,304,771	5,333,552
Oaktown Re V Ltd.(a),(d)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.489%	266,724	266,848
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	14,964,102	14,888,337
Radnor Re Ltd.(a),(d)
CMO Series 2019-2 Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 06/25/2029	1.289%	565,873	568,933
Station Place Securitization Trust(a),(d)
Subordinated CMO Series 2021-WL1 Class C
1-month USD LIBOR + 1.050% Floor 1.050% 01/26/2054	1.139%	4,500,000	4,507,228

10	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT Asset Securitization LLC(a),(h)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	19,953,495	19,906,834
VCAT LLC(a),(h)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,601,622	2,598,833
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	40,133,568	40,117,326
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	16,449,712	16,406,538
Vericrest Opportunity Loan Transferee XCIII LLC(a),(h)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	12,965,184	12,942,301
Verus Securitization Trust(a),(h)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	1,177,530	1,187,858
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	3,830,449	3,834,490
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $366,825,990)			366,900,078

Treasury Bills 1.2%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.2%
U.S. Treasury Bills
05/19/2022	0.060%	48,000,000	47,984,111
Total Treasury Bills (Cost $47,983,250)			47,984,111

U.S. Government & Agency Obligations 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(d)
1-month USD LIBOR + 0.030% 11/02/2021	0.110%	8,279,000	8,279,055
1-month USD LIBOR + 0.260% 11/23/2021	0.349%	2,250,000	2,250,435
1-month USD LIBOR + 0.020% 11/26/2021	0.108%	17,625,000	17,626,020
1-month USD LIBOR + 0.100% 12/23/2021	0.189%	3,000,000	3,000,636
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SOFR + 0.190% 07/14/2022	0.240%	7,050,000	7,056,601
1-month USD LIBOR + 0.080% 09/06/2022	0.158%	22,130,000	22,155,490
1-month USD LIBOR + 0.400% 12/08/2023	0.487%	2,000,000	2,017,819
Federal Farm Credit Banks Funding Corp.
09/15/2022	0.080%	15,000,000	14,993,199
03/13/2023	0.750%	2,137,000	2,147,692
Federal Home Loan Mortgage Corp.
07/25/2022	0.125%	3,435,000	3,435,274
Total U.S. Government & Agency Obligations (Cost $82,949,097)			82,962,221

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(i),(j)	148,618,112	148,603,250
Total Money Market Funds (Cost $148,602,027)		148,603,250
Total Investments in Securities (Cost: $4,123,324,840)		4,118,633,269
Other Assets & Liabilities, Net		(23,473,559)
Net Assets		4,095,159,710

At October 31, 2021, securities and/or cash totaling $578,000 were pledged as collateral.
Columbia Ultra Short Term Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2021 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,700)	12/2021	USD	(372,725,000)	1,394,626	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $1,858,153,211, which represents 45.37% of total net assets.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2021, the total value of these securities amounted to $62,592,169, which represents 1.53% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2021.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	69,999,006	711,083,244	(632,479,000)	—	148,603,250	—	14,041	148,618,112
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Ultra Short Term Bond Fund | Quarterly Report 2021

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